The SpectraDirect Fixed and Variable Annuity Contract
                                    issued by
                   United Life & Annuity Separate Account One
                                       and
                     United Life & Annuity Insurance Company
                                 April 30, 1999


This prospectus describes the SpectraDirect Fixed and Variable Annuity Contract offered by United Life & Annuity Insurance Company (ULA, us or we).

The annuity has 35 investment options-- the Portfolios listed below, a one year Fixed Account option of ULA and the Interest Adjustment Account.

AIM Variable Insurance Funds, Inc.                            Morgan Stanley Dean Witter Universal Funds, Inc.
AIM V.I. Capital Appreciation Fund                            Emerging Markets Debt Portfolio
AIM V.I. Diversified Income Fund                              Equity Growth Portfolio
AIM V.I. Growth Fund                                          Global Equity Portfolio
AIM V.I. Growth and Income Fund                               High-Yield Portfolio
AIM V.I. International Equity Fund                            Value Portfolio

The Alger American Fund                                       Neuberger Berman Advisers Management Trust
Alger American Growth Portfolio                               AMT Guardian Portfolio
                                                              AMT Limited Maturity Bond Portfolio
Dreyfus Stock Index Fund                                      AMT Mid-Cap Growth Portfolio
                                                              AMT Partners Portfolio
Dreyfus Variable Investment Fund
Growth and Income Portfolio                                   Scudder Variable Life Investment Fund
                                                              Money Market Portfolio
Federated Insurance Series                                    International Portfolio, Class A
Federated American Leaders Fund II
Federated High Income Bond Fund II                            Van Eck Worldwide Insurance Trust
Federated Prime Money Fund II                                 Worldwide Hard Assets Fund
Federated Utility Fund II
Federated Fund for U.S. Government                            Warburg Pincus Trust
   Securities II                                              International Equity Portfolio
                                                              Post-Venture Capital Portfolio
MFS Variable Insurance TrustSM
MFS Emerging Growth Series                                    Warburg Pincus Trust II
MFS Growth With Income Series                                 Fixed Income Portfolio
MFS Research Series
MFS Total Return Series
MFS Utilities Series

Please read this prospectus before investing and keep it for future reference. It contains important information about the SpectraDirect Fixed and Variable Annuity Contract.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is found on the last page of this prospectus. For a free copy of the SAI, call us at (800) 825-7568 or write us at: 851 SW Sixth Avenue, Suite 850, Portland, OR 97204-1337. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC.

Inquiries. If you have any questions about your Contract or need more information, please contact us at: United Life & Annuity Insurance Company, Variable Annuity Service Center, 851 SW Sixth Avenue, Suite 850, Portland, Oregon 97204-1337.

The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                                Table of Contents
                                                                         Page
                                                                         ----
Glossary of Terms.........................................................4
Summary.................................................................. 5
Fee Table................................................................ 8
The SpectraDirect Fixed and Variable Annuity Contract.................... 16
  Owner...................................................................17
  Joint Owner.............................................................17
  Beneficiary.............................................................17
  Assignment............................................................. 17
Annuity Payments (The Income Phase)...................................... 18
  Annuity Options.........................................................18
How to Purchase a Contract................................................19
  Purchase Payments.......................................................19
  Allocation of Purchase Payments.........................................19
  Accumulation Units......................................................20
Investment Options....................................................... 21
  Voting Rights...........................................................23
  Substitution............................................................24
  Transfers...............................................................24
  Dollar Cost Averaging Program...........................................25
  Rebalancing Program.....................................................25
  Asset Allocation Programs...............................................25
Performance...............................................................26
Expenses..................................................................26
  Insurance Charges.......................................................27
    Mortality and Expense Risk Charge.....................................27
    Administrative Charge.................................................27
  Contract Maintenance Charge.............................................27
  Contingent Deferred Sales Charge........................................27
  Reduction or Elimination of the Contingent Deferred Sales Charge........28
  Transfer Fee............................................................28
  Premium Taxes...........................................................29
  Income Taxes............................................................29
  Portfolio Expenses..................................................... 29
Taxes.....................................................................29
  Annuity Contracts in General............................................29
  Qualified and Non-Qualified Contracts...................................30
  Withdrawals -- Non-Qualified Contracts..................................30
  Withdrawals -- Qualified Contracts......................................30
  Withdrawals -- Tax-Sheltered Annuities..................................30
  Diversification.........................................................31
Withdrawals...............................................................31
  Systematic Withdrawal Program...........................................32
  Suspension of Payments or Transfers.................................... 33
Death Benefit.............................................................33
  Upon Your Death.........................................................33
  Death Benefit...........................................................33
  Death of Annuitant......................................................34
Other Information.........................................................35
  ULA.....................................................................35
  Year 2000 Matters.......................................................35
  The Separate Account....................................................35
  Distribution............................................................36
  Financial Statements....................................................36
Appendix A................................................................36
Table of Contents of the Statement of Additional Information..............42


                                Glossary of Terms

We have tried to make this prospectus as understandable for you as possible. We have identified some of the technical terms used in this prospectus. To help you understand these terms, we have defined them below.

Accounts: The Portfolios, the Fixed Account and each Guarantee Period of the Interest Adjustment Account.

Accumulation Phase: Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase.

Accumulation Unit: The unit of measurement we use to keep track of the value of your Contract during the Accumulation Phase.

Annuitant: The natural person on whose life we base Annuity Payments.

Annuity Options: You can choose among income plans for your Annuity Payments. These are referred to as Annuity Options.

Annuity Payments: You can receive regular income payments from your Contract. These are referred to as Annuity Payments.

Beneficiary: The person or entity you name to receive any death benefits.

Contract: An individual contract and the certificate issued to participants under a group contract.

Fixed Account: An investment option within our general account.

Guarantee Periods: The periods for which interest rates are credited in the Interest Adjustment Account or the Fixed Account.

Income Date: You can choose the month and year in which Annuity Payments will begin. This is referred to as the Income Date.

Income Phase: The period during which we make Annuity Payments to you or someone you name to receive them.

Interest Adjustment Account: An investment option within our general account where we guarantee the rate of interest for a specified period (a Guarantee Period).

Joint Owner: The Contract can be owned by you and your spouse (the Joint Owner).

Owner: The person or entity entitled to ownership rights under a Contract.

Non-Qualified: If you do not purchase the Contract under a qualified plan, your Contract is referred to as a Non-Qualified Contract.

Portfolio: The variable investment options available under the Contract. Each Portfolio has its own investment objective.

Purchase Payment: The money you give us to buy the Contract.

Qualified:  If you purchase the Contract under a qualified  plan, it is referred
to  as  a  Qualified  Contract  (examples:   individual   retirement  annuities,
tax-sheltered annuities, and pension and profit-sharing plans).

Tax Deferral: Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

                                     Summary

The following information is a summary of some of the more important features of
your  annuity   Contract.   More  detailed   information  is  contained  in  the
corresponding sections of this prospectus.

The SpectraDirect Fixed and Variable Annuity Contract. This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contract"). The Contract offered by ULA is a contract between you, the owner, and United Life & Annuity Insurance Company, an insurance company. The Contract provides a means for investing on a Tax-Deferred basis in the Portfolios, the Fixed Account and the Interest Adjustment Account.

The SpectraDirect Fixed and Variable Annuity Contract is designed for people seeking long-term Tax Deferred accumulation of assets, generally for retirement or other long-term purposes. The Tax Deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may invest in the Fixed Account, the Interest Adjustment Account or the following Portfolios:

AIM Variable Insurance Funds, Inc.         Morgan Stanley Dean Witter Universal Funds, Inc.
AIM V.I. Capital Appreciation Fund         Emerging Markets Debt Portfolio
AIM V.I. Diversified Income Fund           Equity Growth Portfolio
AIM V.I. Growth Fund                       Global Equity Portfolio
AIM V.I. Growth and Income Fund            High-Yield Portfolio
AIM V.I. International Equity Fund         Value Portfolio

The Alger American Fund                    Neuberger Berman Advisers Management Trust
Alger American Growth Portfolio            AMT Guardian Portfolio
                                           AMT Limited Maturity Bond Portfolio
Dreyfus Stock Index Fund                   AMT Mid-Cap Growth Portfolio
                                           AMT Partners Portfolio

Dreyfus Variable Investment Fund
Growth and Income Portfolio                Scudder Variable Life Investment Fund
                                           Money Market Portfolio
Federated Insurance Series                 International Portfolio, Class A
Federated American Leaders Fund II
Federated High Income Bond Fund II         Van Eck Worldwide Insurance Trust
Federated Prime Money Fund II              Worldwide Hard Assets Fund
Federated Utility Fund II
Federated Fund for U.S. Government         Warburg Pincus Trust
   Securities II                           International Equity Portfolio
                                           Post-Venture Capital Portfolio
MFS Variable Insurance TrustSM
MFS Emerging Growth Series                 Warburg Pincus Trust II
MFS Growth With Income Series              Fixed Income Portfolio
MFS Research Series
MFS Total Return Series
MFS Utilities Series

The Portfolios are fully described in the attached Portfolio prospectuses. You can make or lose money in the Portfolios depending upon market conditions and the performance of the Portfolio(s) you select.

The Fixed Account offers an interest rate that is guaranteed by us. You can also invest in the Interest Adjustment Account, which is an option within our general account where we guarantee a specific rate of interest for certain Guarantee Periods. There are currently three Guarantee Periods available -- 3, 5 and 7 years. If you withdraw or transfer money from the Interest Adjustment Account prior to the end of the selected Guarantee Period, it may be subject to an interest adjustment.

Currently, there are thirty-five (35) investment options (which include each Portfolio, the fixed account and each guarantee period of the interest Adjustment account). You may select to put your money in up to ten (10) of these Options at any time.

Annuity Payments (The Income Phase). You can receive monthly Annuity Payments from your Contract by selecting an Annuity Option. During the Income Phase, payments will come from the Fixed Account.

How To Purchase A Contract. You can buy a Non-Qualified Contract with a minimum payment of $5,000 and a Qualified Contract with $2,000, except for certain Qualified plans. You can add $500 (or $100 if you use the automatic premium check option) or more any time you like during the Accumulation Phase. Your registered representative can help you fill out the proper forms.

Expenses. The Contract has insurance features and investment features, and there are costs related to each.

* If you select Death Benefit Option 1 (Enhanced Death Benefit Rider), the annual insurance charges total 1.67% of the average daily value of your Contract allocated to the Portfolios. If you select Death Benefit Option 2 (Standard Death Benefit), the annual insurance charges total 1.40% of the average daily value of your Contract allocated to the Portfolios.

* Each year we also deduct a $30 contract maintenance charge from your Contract. ULA currently waives this charge if the value of your Contract is at least $75,000.

* There are also annual Portfolio charges which range from .26% to 1.52% of the average daily value of the Portfolio, depending upon the Portfolio(s) you invest in.

* You can transfer between Accounts up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

* If you make a withdrawal from the Contract, ULA may assess a contingent deferred sales charge (withdrawal charge) which ranges from 8.5% to 0% depending upon how long ULA has had your payment. Under certain circumstances, you can make a partial withdrawal without incurring a contingent deferred sales charge.

* ULA may assess a state premium tax charge which ranges from 0% - 4.0% (depending upon the state).

Taxes. Your earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the Income Phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. There are limits to the amount you can withdraw from a Qualified plan known as a 403(b) plan (or tax-sheltered annuity).

Withdrawals. You may make a withdrawal at any time during the Accumulation Phase. Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program). You may request a withdrawal or elect the Systematic Withdrawal Program. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

Death Benefit. If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit. The death benefit that the Beneficiary will receive will be the death benefit you selected (Option 1 or Option 2).

Other Information

Free Look/Right to Examine. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your Purchase Payment.)

No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

Additional Features. The Contract offers additional features which you might be interested in. These include:

Dollar Cost Averaging Program -- You can arrange to have a regular amount of money automatically transferred from the Scudder Money Market Portfolio or the one year Fixed Account to one or more selected Portfolios monthly, quarterly or semi-annually, theoretically giving you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Rebalancing Program -- ULA will automatically readjust your money among the Portfolios to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually if the value of your Contract is at least $5,000.

Systematic Withdrawal Program -- You can elect to receive periodic payments from your Contract. Of course, you may have to pay taxes on the money you receive.



                                    Fee Table
                               (See Note 1 below)

Owner Transaction Expenses
Contingent Deferred Sales Charge (see Note 2 below)

Number of Complete
Years Since Receipt
of Purchase Payment                                           Charge
-------------------                                           ------
     0......................................................   8.5%
     1......................................................   8.0%
     2......................................................   7.5%
     3......................................................   7.0%
     4......................................................   6.5%
     5......................................................   6.0%
     6......................................................   5.0%
     7......................................................   4.0%
     8......................................................   3.0%
     9......................................................   2.0%
     10 years or more.......................................   0.0%

Transfer Fee (see Note 3 below).            No charge for first 12 transfers in a Contract year.
                                            After that, the fee is the lesser of $25 or 2% of the  amount transferred.

Contract Maintenance Charge (see Note 4 below) $30 per Contract per Year.

Separate Account Annual Expenses for Contracts with Death Benefit Option 1 (Enhanced Death Benefit Rider) (as a percentage of average daily net asset value)

Mortality and Expense Risk Charge.............................    1.52%
Administrative Charge.........................................     .15%
                                                                   ---
Total Separate Account Annual Expenses........................    1.67%

Separate Account Annual Expenses for Contracts with Death Benefit Option 2 (Standard Death Benefit) (as a percentage of average daily net asset value)

Mortality and Expense Risk Charge.............................    1.25%
Administrative Charge.........................................     .15%
                                                                   ---
Total Separate Account Annual Expenses........................    1.40%

Notes to Fee Table

Note 1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Portfolios.

Note 2. Under certain circumstances, you can make a withdrawal without incurring the contingent deferred sales charge.

Note 3. ULA will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is part of the Dollar Cost Averaging or Rebalancing Programs.

Note 4. ULA will not charge the contract maintenance charge if the value of your Contract is at least $75,000 or more. However, if you make a complete withdrawal, ULA will charge the contract maintenance charge. There is no contract maintenance charge assessed during the Income Phase.

Annual Expenses of the Portfolios
(as a percentage of the average daily net assets of a Portfolio)
                                                                                                  Total Annual
                                                                          Other Expenses           Expenses
                                                           Management     (After Expense         (After Expense
                                                             Fees         Reimbursement)         Reimbursement)
                                                             ----         --------------         --------------

 AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund.............           .62%              .05%                  .67%
  AIM V.I. Diversified Income Fund...............           .60%              .17%                  .77%
  AIM V.I. Growth Fund...........................           .64%              .08%                  .72%
  AIM V.I. Growth and Income Fund................           .61%              .04%                  .65%
  AIM V.I. International Equity Fund.............           .75%              .16%                  .91%
The Alger American Fund
  Alger American Growth Portfolio................           .75%              .04%                  .79%
Dreyfus Stock Index Fund.........................           .25%              .01%                  .26%
Dreyfus Variable Investment Fund
  Growth and Income Portfolio....................           .75%              .03%                  .78%
Federated Insurance Series
  Federated American Leaders Fund II(a)                     .74%              .14%                  .88%
  Federated High Income Bond Fund II                        .60%              .18%                  .78%
  Federated Prime Money Fund II(b)...............           .49%              .31%                  .80%
  Federated Utility Fund II(c)...................           .68%              .25%                  .93%
  Federated Fund for U.S. Government
     Securities II(d.............................           .52%              .33%                  .85%
MFS Variable Insurance TrustSM(e)
  MFS Emerging Growth Series.....................           .75%              .10%                  .85%
  MFS Growth With Income Series..................           .75%              .13%                  .88%
  MFS Research Series............................           .75%              .11%                  .86%
  MFS Total Return Series........................           .75%              .16%                  .91%
  MFS Utilities Series...........................            75%              .26%                 1.01%
Morgan Stanley Dean Witter Universal Funds, Inc.
  Emerging Markets Debt Portfolio (f)............           .27%             1.25%                 1.52%
  Equity Growth Portfolio (f)....................           .09%              .76%                  .85%
  Global Equity Portfolio (f)....................           .32%              .83%                 1.15%
  High-Yield Portfolio (f).......................           .15%              .65%                  .80%
  Value Portfolio (f)............................           .08%              .77%                  .85%
Neuberger Berman Advisers Management Trust(g)
  AMT Guardian Portfolio (h).....................           .85%              .15%                 1.00%
  AMT Limited Maturity Bond Portfolio                       .65%              .11%                  .76%
  AMT Mid-Cap Growth Portfolio (h)...............           .85%              .15%                 1.00%
  AMT Partners Portfolio.........................           .78%              .06%                  .84%
Scudder Variable Life Investment Fund
  Money Market Portfolio.........................           .37%              .07%                  .44%
  International Portfolio, Class A ..............           .87%              .18%                 1.05%
Van Eck Worldwide Insurance Trust
  Worldwide Hard Assets Fund(i)..................          1.00%              .20%                 1.20%
Warburg Pincus Trust
  International Equity Portfolio (j).............          1.00%              .33%                 1.33%
  Post-Venture Capital Portfolio (j).............          1.08%              .32%                 1.40%
Warburg Pincus Trust II
  Fixed Income Portfolio (j).....................           .20%              .79%                  .99%

(a) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .75%. The total operating expenses were .89% absent the voluntary waiver of a portion of the management fee.

(b) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .50%. The total operating expenses were .81% absent the voluntary waiver of a portion of the management fee.

(c) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .75%. The total operating expenses were 1.00% absent the voluntary waiver of a portion of the management fee.

(d) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .60%. The total operating expenses were 0.93% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

(e) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series.

(f) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent "Total Annual Expenses" exceed: Emerging Markets Debt Portfolio 1.30%; Equity Growth Portfolio 0.85%; Global Equity Portfolio 1.15%; High Yield Portfolio 0.80%; and Value Portfolio 0.85%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.25%, 2.05%; Equity Growth Portfolio - 0.55%, .76%, 1.31%; Global Equity Portfolio - 0.80%, .83%, 1.63%;
     High-Yield Portfolio - 0.50%, .65%, 1.15%; and Value Portfolio- 0.55%, .77%, 1.32%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Debt Portfolio are 0.22% of such investment related expenses.

(g) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios") each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and corresponding Series.

(h) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI")has undertaken to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Guardian and Mid-Cap Growth Portfolios' average daily net asset value. Absent such reimbursement, the Total Annual Expenses for the year ended December 31, 1998 would have been 1.43% for the Mid-Cap Growth Portfolio and 1.14% for the Guardian Portfolio. These expenses reimbursement agreements are subject to termination upon 60 days written notice with respect to the Guardian and Mid-Cap Growth Portfolios, and there can be no assurance that these policies will be continued thereafter.

(i) The expenses are reduced to 1.16% by the directed brokerage and custodian fee arrangement.

(j) Management Fees, Other Expenses and Total Annual Expenses for the Fixed Income, International Equity, and Post-Venture Capital Portfolios are based on actual expenses for the fiscal year ended December 31, 1998, net of any fee waivers and/or expense reimbursements. Without such waivers and/or reimbursements, Management Fees would be .50%, 1.00% and 1.25%, Other Expenses would be 4.82%, .33%, and .45%, and Total Annual Expenses would be 5.32%, 1.33% and 1.70%, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.

Examples - There are two sets of examples  below:

* One set is for Contracts with Death Benefit Option 1 (Enhanced Death Benefit Rider).

* The other set is for Contracts with Death Benefit Option 2 (Standard Death Benefit).

Death Benefit Option 1 (Enhanced Death Benefit Rider)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if:

     (a)  you surrender your Contract at the end of each time period, and

     (b) if your Contract is not surrendered or if you apply the Contract value to an Annuity Option:


                                                                             Time Periods
                                                                             ------------
                                                             1 Year    3 Years    5 Years    10 Years
                                                             ------    -------    -------    --------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund.............             a) $110    a) $152   a) $201     a) $329
                                                              b) $ 25    b) $ 77   b) $136     b) $309
  AIM V.I. Diversified Income Fund...............             a) $111    a) $156   a) $206     a) $342
                                                              b) $ 26    b) $ 81   b) $141     b) $322
  AIM V.I. Growth Fund...........................             a) $110    a) $154   a) $204     a) $335
                                                              b) $ 25    b) $ 79   b) $139     b) $315
  AIM V.I. Growth and Income Fund................             a) $109    a) $152   a) $200     a) $326
                                                              b) $ 24    b) $ 77   b) $135     b) $306
  AIM V.I. International Equity Fund.............             a) $112    a) $160   a) $214     a) $360
                                                              b) $ 27    b) $ 85   b) $149     b) $340

                                                                          Time Periods
                                                                          ------------
                                                              1 Year    3 Years    5 Years    10 Years
                                                              ------    -------    -------    --------
The Alger American Fund
  Alger American Growth Portfolio................             a) $111    a) $156   a) $208     a) $345
                                                              b) $ 26    b) $ 81   b) $143     b) $325
Dreyfus Stock Index Fund.........................             a) $105    a) $139   a) $178     a) $276
                                                              b) $ 20    b) $ 64   b) $113     b) $256
Dreyfus Variable Investment Fund
  Growth and Income Portfolio....................             a) $111    a) $156   a) $207     a) $343
                                                              b) $ 28    b) $ 81   b) $142     b) $323
Federated Insurance Series
  Federated American Leaders Fund II.............             a) $112    a) $159   a) $213     a) $356
                                                              b) $ 27    b) $ 83   b) $148     b) $336
  Federated High Income Bond Fund II                          a) $111    a) $156   a) $207     a) $343
                                                              b) $ 26    b) $ 81   b) $142     b) $323
Federated Prime Money Fund II....................             a) $111    a) $157   a) $208     a) $346
                                                              b) $ 26    b) $ 84   b) $143     b) $326
  Federated Utility Fund II......................             a) $112    a) $161   a) $215     a) $363
                                                              b) $ 27    b) $ 86   b) $150     b) $343
  Federated Fund for U.S. Government Securities II            a) $111    a) $158   a) $211     a) $352
                                                              b) $ 26    b) $ 83   b) $146     b) $332
MFS Variable Insurance TrustSM
  MFS Emerging Growth Series.....................             a) $111    a) $158    a) $211    a) $352
                                                              b) $ 26    b) $ 83    b) $146    b) $332
  MFS Growth With Income Series..................             a) $112    a) $159    a) $213    a) $356
                                                              b) $ 27    b) $ 84    b) $148    b) $336
  MFS Research Series............................             a) $112    a) $159    a) $212    a) $354
                                                              b) $ 27    b) $ 84    b) $147    b) $334
  MFS Total Return Series........................             a) $112    a) $160    a) $214    a) $360
                                                              b) $ 27    b) $ 85    b) $149    b) $340
  MFS Utilities Series...........................             a) $113    a) $163    a) $220    a) $373
                                                              b) $ 28    b) $ 88    b) $155    b) $353
Morgan Stanley Dean Witter Universal Funds, Inc.
  Emerging Markets Debt Portfolio................             a) $118    a) $180    a) $249    a) $439
                                                              b) $ 33    b) $105    b) $184   b) $419
  Equity Growth Portfolio........................             a) $111    a) $158    a) $211    a) $352
                                                              b) $ 26    b) $ 83    b) $146    b) $332
  Global Equity Portfolio........................             a) $114    a) $168    a) $228    a) $391
                                                              b) $ 29    b) $ 93    b) $163    b) $371
  High-Yield Portfolio...........................             a) $111    a) $157    a) $208    a) $346
                                                              b) $ 26    b) $ 82    b) $143    b) $326
  Value Portfolio................................             a) $111    a) $158    a) $211    a) $352
                                                              b) $ 26    b) $ 83    b) $146    b) $332
Neuberger Berman Advisers Management Trust
  AMT Guardian Portfolio.........................             a) $113    a) $163    a) $219    a) $372
                                                              b) $ 28    b) $ 88    b) $154    b) $352
  AMT Limited Maturity Bond Portfolio                         a) $110    a) $155    a) $206    a) $341
                                                              b) $ 25    b) $ 80    b) $141    b) $321
  AMT Mid-Cap Growth Portfolio...................             a) $113    a) $163    a) $219    a) $372
                                                              b) $ 28    b) $ 88    b) $154    b) $352
  AMT Partners Portfolio.........................             a) $111    a) $158    a) $210    a) $351
                                                              b) $ 26    b) $ 83    b) $145    b) $331


                                                                            Time Periods
                                                                            ------------
                                                               1 Year    3 Years    5 Years    10 Years
                                                               ------    -------    -------    --------
Scudder Variable Life Investment Fund
  Money Market Portfolio.........................             a) $107    a) $145    a) $188    a) $299
                                                              b) $ 22    b) $ 70    b) $123    b) $279
  International Portfolio, Class A...............             a) $113    a) $165    a) $222    a) $378
                                                              b) $ 28    b) $ 90    b) $157    b) $358
Van Eck Worldwide Insurance Trust
  Worldwide Hard Assets Fund.....................             a) $115    a) $170    a) $231    a) $397
                                                              b) $ 30    b) $ 95    b) $166    b) $377
Warburg Pincus Trust
  International Equity Portfolio.................             a) $116    a) $174    a) $238    a) $414
                                                              b) $ 31    b) $ 99    b) $173    b) $394
  Post-Venture Capital Portfolio.................             a) $117    a) $176    a) $242    a) $423
                                                              b) $ 32    b) $101    b) $177    b) $403
Warburg Pincus Trust II
  Fixed Income Portfolio.........................             a) $113    a) $163    a) $219    a) $370
                                                              b) $ 28    b) $ 88    b) $154    b) $350


Death Benefit Option 2 (Standard Death Benefit)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if:

     (a)  you surrender your Contract at the end of each time period, and

     (b) if your Contract is not surrendered or you apply the Contract value to an Annuity Option:

                                                                           Time Periods
                                                                           ------------
                                                              1 Year    3 Years    5 Years    10 Years
                                                              ------    -------    -------    --------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund.............             a) $107    a) $144    a) $185    a) $294
                                                              b) $ 22    b) $ 69    b) $120    b) $274
  AIM V.I. Diversified Income Fund...............             a) $108    a) $147    a) $191    a) $307
                                                              b) $ 23    b) $ 72    b) $126    b) $287
  AIM V.I. Growth Fund...........................             a) $107    a) $145    a) $188    a) $301
                                                              b) $ 22    b) $ 70    b) $123    b) $281
  AIM V.I. Growth and Income Fund................              a) $107   a) $143    a) $184    a) $292
                                                              b) $ 22    b) $ 68    b) $119    b) $272
  AIM V.I. International Equity Fund.............             a) $109    a) $151    a) $199    a) $325
                                                              b) $ 24    b) $ 76    b) $134    b) $305
The Alger American Fund
  Alger American Growth Portfolio................             a) $108    a) $148    a) $192    a) $310
                                                              b) $ 23    b) $ 73    b) $127    b) $290

Dreyfus Stock Index Fund.........................             a) $103    a) $130    a) $162   a) $241
                                                              b) $ 18    b) $ 55    b) $ 97    b) $221
Dreyfus Variable Investment Fund
  Growth and Income Portfolio....................             a) $108    a) $147    a) $192    a) $308
                                                              b) $ 23    b) $ 72    b) $127    b) $288

                                                                           Time Periods
                                                                           ------------
                                                              1 Year    3 Years    5 Years    10 Years
                                                              ------    -------    -------    --------
Federated Insurance Series
  Federated American Leaders Fund II.............             a) $109    a) $151    a) $197    a) $321
                                                              b) $ 24    b) $ 76    b) $132    b) $301
  Federated High Income Bond Fund II                          a) $108    a) $147    a) $192    a) $308
                                                              b) $ 23    b) $ 72    b) $127    b) $288
  Federated Prime Money Fund II..................             a) $108    a) $148    a) $193    a) $311
                                                              b) $ 23    b) $ 73    b) $128    b) $291
  Federated Utility Fund II......................             a) $109    a) $152    a) $200    a) $328
                                                              b) $ 24    b) $ 77    b) $135    b) $308
  Federated Fund for U.S. Government Securities II            a) $109    a) $150    a) $196    a) $317
                                                              b) $ 24    b) $ 75    b) $131    b) $297
MFS Variable Insurance TrustSM
  MFS Emerging Growth Series.....................             a) $109    a) $150    a) $196    a) $317
                                                              b) $ 24    b) $ 75    b) $131    b) $297
  MFS Growth With Income Series..................             a) $109    a) $151    a) $197    a) $321
                                                              b) $ 24    b) $ 76    b) $132    b) $301
  MFS Research Series............................             a) $109    a) $150    a) $196    a) $319
                                                              b) $ 24    b) $ 75    a) $131    a) $299
  MFS Total Return Series........................             a) $109    a) $151    a) $199    a) $325
                                                              b) $ 24    b) $ 76    b) $154    b) $305
  MFS Utilities Series...........................             a) $110    a) $155    a) $205    a) $338
                                                              b) $ 25    b) $ 80    b) $140    b) $318
Morgan Stanley Dean Witter Universal Funds, Inc.
  Emerging Markets Debt Portfolio................             a) $116    a) $171    a) $234    a) $404
                                                              b) $ 31    b) $ 96    b) $169    b) $384
  Equity Growth Portfolio........................             a) $109    a) $150    a) $196    a) $317
                                                              b) $ 24    b) $ 75    b) $131    b) $297
  Global Equity Portfolio........................             a) $112    a) $159    a) $213    a) $356
                                                              b) $ 27    b) $ 84    b) $148    b) $336
  High-Yield Portfolio...........................             a) $108    a) $148    a) $193    a) $311
                                                              b) $ 23    b) $ 73    b) $128    b) $291
  Value Portfolio................................             a) $109    a) $150    a) $196    a) $317
                                                              b) $ 24    b) $ 75    b) $131    b) $297
Neuberger Berman Advisers Management Trust
  AMT Guardian Portfolio.........................             a) $110    a) $154    a) $204    a) $337
                                                              b) $ 25    b) $ 79    b) $139    b) $317
  AMT Limited Maturity Bond Portfolio                         a) $108    a) $147    a) $191    a) $306
                                                              b) $ 23    b) $ 72    b) $126    b) $286
  AMT Mid-Cap Growth Portfolio...................             a) $110    a) $154    a) $204    a) $337
                                                              b) $ 25    b) $ 79    b) $139    b) $317
  AMT Partners Portfolio.........................             a) $109    a) $149    a) $195    a) $316
                                                              b) $ 24    b) $ 74    b) $130    b) $296
Scudder Variable Life Investment Fund
  Money Market Portfolio.........................             a) $104    a) $136    a) $172    a) $265
                                                              b) $ 19    b) $ 61    b) $107    b) $245
  International Portfolio, Class A...............             a) $111    a) $156    a) $207    a) $343
                                                              b) $ 26    b) $ 81    b) $142    b) $323
Van Eck Worldwide Insurance Trust
  Worldwide Hard Assets Fund.....................             a) $112    a) $161    a) $215    a) $363
                                                              b) $ 27    b) $ 86    b) $150    b) $343

                                                                           Time Periods
                                                                           ------------
                                                              1 Year    3 Years    5 Years    10 Years
                                                              ------    -------    -------    --------
Warburg Pincus Trust
  International Equity Portfolio.................             a) $114    a) $165    a) $223    a) $379
                                                              b) $ 29    b) $ 90    b) $158    b) $359
  Post-Venture Capital Portfolio.................             a) $114    a) $167    a) $227    a) $388
                                                              b) $ 29    b) $ 92    b) $162    b) $368
Warburg Pincus Trust II
  Fixed Income Portfolio.........................             a) $110    a) $154    a) $204    a) $335
                                                              b) $ 25    b) $ 79    b) $189    b) $315

The annual expenses of the portfolios and the examples are based on data Provided by the respective fund groups for the 1998 fiscal year. Future expenses may be greater or less than those shown. We have not independently verified such data.

*    The assumed average contract size is $25,000.

* The $30 contract maintenance charge is reflected in the examples as $0.058%.

*    Premium taxes are not reflected. They may apply.

* the examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

See the Appendix for Accumulation Unit Values (Condensed Financial Information).


              The SpectraDirect Fixed and Variable Annuity Contract

This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts") offered by ULA.

An annuity is a contract between you, the owner, and an insurance company (in this case ULA), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least three years in the future.

Like all deferred annuity contracts, your Contract has two phases: the Accumulation Phase and the Income Phase. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. During the Accumulation Phase, your earnings accumulate on a Tax-Deferred basis and are based on the investment performance of the Portfolio(s) you selected and/or the interest rate earned on the money you have in the Fixed Account and the Interest Adjustment Account. During the Accumulation Phase, the earnings are taxed as income only when you make a withdrawal. The Income Phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the Income Phase depends, in part, upon the amount of money you are able to accumulate in your Contract during the Accumulation Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the available Portfolios and, depending upon market conditions, you can make or lose money in any of these Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the investment performance of the Portfolio(s) you select. The Annuity Payments you will receive during the Income Phase will come from the Fixed Account.

The Contract contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by ULA. There is a one year Guarantee Period available for the Fixed Account. ULA guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with our other general assets. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

The Contract also has an Interest Adjustment Account with three Guarantee Periods currently available: 3 years, 5 years and 7 years. Each allocation to a Guarantee Period locks in a fixed annual interest rate declared by ULA. If you make a withdrawal, transfer or apply your Contract value to an Annuity Option of amounts you have allocated to a Guarantee Period prior to the end of that Guarantee Period, it may be subject to an interest adjustment.

We may make changes to your Contract in order to comply with applicable law.

Owner. The SpectraDirect Fixed and Variable Annuity is a group deferred annuity contract. A group contract is issued to a contractholder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the Owner of a certificate, are entitled to all the rights and privileges of ownership. In some states an individual fixed and variable deferred annuity contract is issued instead, which is identical to the group contract described in this prospectus except that it is issued directly to the Owner. As used in this prospectus, the term Contract refers to your certificate or individual contract. The Owner is as designated at the time the Contract is issued, unless changed.

You may change Owners at any time prior to the Income Date. This may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Joint Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all transactions except telephone transfers.

Annuitant. The Annuitant is the person whose life we look to when we make Annuity Payments. You choose the Annuitant at the time the Contract is issued. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). Any change of Annuitant is subject to our underwriting rules then in effect. On or after the Income Date, the Annuitant will include any Joint Annuitant.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment. You can assign the Contract at any time during your lifetime. ULA will not be bound by the assignment until it receives the written notice of the assignment. ULA will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

                       Annuity Payments (The Income Phase)

Income Date

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be at least three years after you buy the Contract. The Income Date may not be later than when the Annuitant reaches age 85 or 10 years after the Contract is issued for Annuitants older than 75.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with thirty (30) days notice to us.

Annuity Payments

*    You (or someone you designate) will receive the Annuity Payments.

*    Annuity Payments are paid in monthly installments.

* Annuity Payments will be made on a fixed basis only (which means they will come from the Fixed Account and will not be based on the investment performance of the Portfolios).

* If the value of your Contract to be applied to an Annuity Option is less than $2,000, we reserve the right to pay you a lump sum amount instead of Annuity Payments. Also, if the Annuity Payments would be or become less than $200, we reserve the right to reduce the frequency of payments so that they will be at least $200.

Annuity Options

You can also choose among income plans. We call those Annuity Options. You can choose one of the following Annuity Options or any other Annuity Option you want and that ULA agrees to provide. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option B which provides a life annuity with 120 monthly payments guaranteed. Prior to the Income Date, you can change the Annuity Option. Any change must be requested at least thirty (30) days prior to the Income Date. After Annuity Payments begin, you cannot change the Annuity Option.

Option A. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

Option B. Life Annuity With 60, 120, 180 or 240 Monthly Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.

Option C. Joint And Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.

                           How to Purchase a Contract

Purchase Payments

A Purchase Payment is the money you give us to buy the Contract. The following are the Purchase Payment requirements:

* The minimum payment ULA will accept is $5,000 when the Contract is bought as a Non-Qualified Contract.

* If the Contract is bought as a Qualified Contract, the minimum payment we will accept is $2,000. This requirement may be waived if you buy this Contract as part of an IRA (Individual Retirement Annuity) or 403(b) plan.

* We may also waive the minimum Purchase Payment requirements if you select the automatic premium check option.

*    The maximum amount we will accept without our prior approval is $500,000.

* You can make additional Purchase Payments of $500 (or as low as $100 if you have selected the automatic premium check option) or more to either type of Contract.

*    We reserve the right to reject any Purchase Payment or application.

At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old for a Non-Qualified Contract and 75 years old for a Qualified Contract.

Allocation of Purchase Payments

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account, one or more Guarantee Periods of the Interest Adjustment Account and/or one or more of the Portfolios you have selected. We ask that you allocate your money in whole percentages with a minimum allocation of 5% of each Purchase Payment or transfer or $500 (whichever is greater). You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Under certain circumstances, we will allocate your initial Purchase Payment to the Money Market Portfolio until the end of the right to examine contract period (see below). CURRENTLY, YOU CAN SELECT UP TO TEN OF THE THIRTY-FIVE INVESTMENT OPTIONS (WHICH INCLUDE EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional
Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Right to Examine Contract

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, ULA will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to refund your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will allocate your Purchase Payment(s) received during the right to examine period to the Money Market Portfolio (except for any portion of your Purchase Payment(s) which you selected to be allocated to the Fixed Account and/or the Interest Adjustment Account) for 15 days and refund the greater of the value of your Contract or your Purchase Payment(s). (In some states, the period may be longer.) At the end of the period, we will re-allocate your Purchase Payment as you selected.

Accumulation Units

The value of the portion of your Contract allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund).

Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio share at the end of the current period by the value of a Portfolio share for the previous period; and

2.   subtracting from that amount any insurance charges.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit to your Contract by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

We calculate the value of an Accumulation Unit for each Portfolio after the New York Stock Exchange closes each day and then credit your Contract accordingly.

Example:

On Tuesday we receive an additional Purchase Payment of $4,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Tuesday, we determine that the value of an Accumulation Unit for investment in the Alger American Growth Portfolio is $11.25. We then divide $4,000 by $11.25 and credit your Contract on night with
355.56 Accumulation Units for the Alger American Growth Portfolio.

                               Investment Options

When you buy the Contract you have the opportunity to allocate your money to:

(1)  the Fixed Account;

(2)  the Interest Adjustment Account; and/or

(3) the Portfolios set forth below. Additional Portfolios may be available in the future. In certain states, certain Portfolios may not be available until approved by the Insurance Department (check with your registered representative regarding availability.)

You should read the prospectuses for the portfolios carefully before investing. The prospectuses for the portfolios accompany this prospectus.

AIM Variable Insurance Funds, Inc.

AIM Advisors, Inc. serves as the Fund's investment adviser. The Fund is comprised of thirteen funds, the following five of which are available under the
Contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund

The Alger American Fund

Fred Alger Management, Inc. is the investment manager. The Trust is comprised of six Portfolios, the following one of which is available under the Contract:

     Alger American Growth Portfolio

Dreyfus Stock Index Fund

The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index fund manager.

Dreyfus Variable Investment Fund

The Dreyfus Corporation serves as the investment adviser. The Fund is comprised of thirteen Portfolios, the following one of which is available under the
Contract:

     Growth and Income Portfolio

Federated Insurance Series

Federated Investment Management Company (formerly, Federated Advisers) is the investment adviser to each Fund. The Trust has multiple separate Funds, the following five of which are available under the Contract:

     Federated American Leaders Fund II (a capital growth portfolio) Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Utility Fund II
     Federated Fund for U.S. Government Securities II

 MFS Variable Insurance TrustSM

Massachusetts Financial Services Company is the investment adviser to each Series. The Trust is comprised of twelve Series, the following five of which are available under the Contract:

     MFS Emerging Growth Series
     MFS Growth With Income Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

Morgan Stanley Dean Witter Universal Funds, Inc.
(formerly known as Morgan Stanley Universal Funds, Inc.)

Morgan Stanley Dean Witter Investment Management Inc. (formerly known as Morgan Stanley Asset Management Inc.) serves as the investment adviser for the Emerging Markets Debt, Equity Growth and Global Equity Portfolios. Miller Anderson & Sherred, LLP serves as the investment adviser for the High-Yield and Value Portfolios. The Fund is comprised of eighteen portfolios, the following five of which are available under the Contract:

     Emerging Markets Debt Portfolio
     Equity Growth Portfolio
     Global Equity Portfolio
     High-Yield Portfolio
     Value Portfolio (an equity value portfolio)

Neuberger Berman Advisers Management Trust

Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:

     AMT Guardian Portfolio (a capital appreciation and secondarily, current income portfolio)
     AMT Limited Maturity Bond Portfolio
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio (a capital growth portfolio)

Scudder Variable Life Investment Fund

Scudder, Stevens & Clark, Inc. is the investment adviser to the Fund. The Fund is comprised of seven Portfolios, the following two of which are available under the Contract:

     Money Market Portfolio
     International Portfolio, Class A

Van Eck Worldwide Insurance Trust

Van Eck Associates Corporation is the investment adviser to the Fund. The Trust is comprised of five funds, the following one of which is available under the
Contract:

     Worldwide Hard Assets Fund

Warburg Pincus Trust

Warburg Pincus Asset Management, Inc. serves as the investment adviser to the Trust. The Trust is comprised of seven portfolios, the following two of which are available under the Contract:

     International Equity Portfolio
     Post-Venture Capital Portfolio (a long-term capital growth portfolio)

Warburg Pincus Trust II

Warburg Pincus Asset Management, Inc. serves as the investment adviser to the Trust. The Trust is comprised of multiple portfolios, the following one of which is available under the Contract:

     Fixed Income Portfolio

Shares of the Portfolio are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with ULA. Certain Portfolios are also sold directly to qualified plans. The Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

ULA may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

Voting Rights

ULA is the legal owner of the Portfolio shares. However, ULA believes that when a Portfolio solicits proxies in conjunction with a shareholder vote, it is required to obtain from you and other affected Contract owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that ULA owns on its own behalf. Should ULA determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

ULA may be required to substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

Transfers

During the Accumulation Phase, you can transfer money among the Portfolios, the Fixed Account and the Interest Adjustment Account, after the right to examine contract period is over. During the Accumulation Phase, ULA currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm a Portfolio.

If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is the lesser of $25 per transfer or 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $250 from an Account or your entire value in the Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program (which is described below).

2.   You cannot make transfers during the right to examine contract period.

3. The minimum amount which must remain in an Account after a transfer is $500, or $0 if the entire amount in the Account is transferred.

4. The maximum amount which can be transferred from the Fixed Account to the Portfolios is 25% of the value of your Contract in the Fixed Account in any one Contract year. This requirement is waived if the transfer is made pursuant to the Dollar Cost Averaging or Rebalancing Programs.

5. The maximum amount which can be transferred from each Guarantee Period in the Interest Adjustment Account to the Portfolios, the Fixed Account or another Guarantee Period of the Interest Adjustment Account is 25% of the value of your Contract in the Interest Adjustment Account as of the beginning of the current Contract year. If there was no Contract value in the Interest Adjustment Account at the beginning of the year, then the transfer is limited to 25% of the Purchase Payment allocated to the Interest Adjustment Account.

6. We reserve the right, at any time, to terminate, suspend or modify the transfer privileges described above.

7.   You cannot make transfers during the Income Phase.

Telephone Transfers

You can make transfers by telephone during the Accumulation Phase. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless ULA is instructed otherwise, ULA will accept telephone instructions from either one of you. ULA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We may tape record all telephone instructions. The telephone privilege may be discontinued at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money on a monthly, quarterly or semi-annual basis from the Money Market Portfolio or the Fixed Account to one or more Portfolios. Transfers to the Fixed Account or Interest Adjustment Account are not permitted under Dollar Cost Averaging. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The minimum amount which may be transferred is $50 (per Portfolio). We will notify you for instructions if at any time the value of the Money Market Portfolio or the Fixed Account is not sufficient to make the requested transfer.

All Dollar Cost Averaging transfers will be made at any time prior to the 25th of a calendar month. If you choose this Program, you must participate in it for at least one year.

If you participate in the Dollar Cost Averaging Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and the Rebalancing Program at the same time.

We reserve the right to terminate, suspend or modify the Dollar Cost Averaging Program.

Rebalancing Program

Once your money has been invested, the performance of the Portfolios and the earnings from the Fixed Account and Guarantee Periods of the Interest Adjustment Account may cause your allocation to shift. The Rebalancing Program is designed to help you maintain your specified allocation mix among the different Portfolios. You can direct us to readjust your money quarterly, semi- annually or annually to return to your particular percentage allocations. The value of your Contract must be at least $5,000 to have transfers made under this Program. You may not rebalance your money in the Fixed Account or the Interest Adjustment Account.

If you participate in the Rebalancing Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Rebalancing Program and the Dollar Cost Averaging Program at the same time.

Asset Allocation Programs

ULA understands the importance of having available on a continuous basis advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. ULA has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser. You are responsible for the compensation of the adviser you choose.

Under certain asset allocation programs, if you are under age 59 1/2, you will be billed for the services of the investment adviser. If you are 59 1/2 or older, ULA will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and will be includible in gross income for federal tax purposes and, under certain circumstances, may be subject to a tax penalty.

                                   Performance

ULA may periodically advertise performance of the various Portfolios. ULA will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges, the contract maintenance charge and the expenses of the Portfolio. It does not reflect the deduction of any applicable contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are relatively new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, ULA prepares performance information. The performance is based on the performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if it had been in existence for the time periods shown. ULA will also provide standardized total return performance figures for the Accumulation Unit values for the applicable time periods, where available. The information is based upon the historical experience of the Portfolios and does not necessarily represent what your investment would earn in those Portfolios.

From time to time, we may advertise the Money Market Portfolio's yield and effective yield. ULA may also in the future advertise yield information for one or more of the other Portfolios. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Portfolios.

                                    Expenses

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

We deduct insurance charges each day. We do this as part of the calculation of the value of the Accumulation Units. The insurance charges are:

1)   the mortality and expense risk charge, and

2)   the administrative charge.

Mortality and Expense Risk Charge.

Death Benefit Option 1 (Enhanced Death Benefit Rider). The Mortality and Expense Risk Charge for Contracts with the Enhanced Death Benefit Rider is equal, on an annual basis, to 1.52% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

Death Benefit Option 2 (Standard Death Benefit). The Mortality and Expense Risk Charge for Contracts with the Standard Death Benefit is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates in your Contract, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Contract Maintenance Charge

Every year on the anniversary of the date when your Contract was issued, ULA deducts $30 from your Contract as a contract maintenance charge. During the Accumulation Phase, if the value of your Contract is at least $75,000 when the deduction for the charge is to be made, ULA will not deduct this charge. If you make a complete withdrawal from your Contract, ULA will deduct the contract maintenance charge. During the Income Phase, ULA does not deduct a contract maintenance charge. This charge is for administrative expenses (see above) and cannot be increased.

Contingent Deferred Sales Charge

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract (see the "Withdrawals" section). ULA keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long ULA has had your payment. The charge is calculated at the time of each withdrawal and will be deducted from the value remaining in your Contract. The charge is:

Number of complete years from                                                                         10 years
     receipt of Purchase Payment:   0     1      2      3      4      5      6      7      8     9     or more
Contingent Deferred
     Sales Charge:                8.5%   8.0%   7.5%   7.0%   6.5%   6.0%   5.0%   4.0%   3.0%  2.0%      0%

However, after ULA has had a Purchase Payment for 10 years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, ULA treats withdrawals as coming from the oldest Purchase Payments first. ULA does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

Note: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount -- You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings, or (b) 10% of remaining Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available. Any amounts withdrawn as the free withdrawal amount will not be subject to an Interest Adjustment.

In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

Reduction or Elimination of the Contingent Deferred Sales Charge

ULA may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with ULA. ULA will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of ULA or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer.

If the transfer is part of the Dollar Cost Averaging or Rebalancing Programs, it will not count in determining the transfer fee.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. ULA is responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is ULA's current practice to pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

Income Taxes

ULA will deduct from the Contract any income taxes which it may incur because of the Contract. Currently, ULA is not making any such deductions.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the Portfolios.

                                      Taxes

Note: ULA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. ULA has included additional information regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) Contracts), pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans and Section 457 Deferred Compensation Plans.

If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

Withdrawals -- Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for the life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals -- Qualified Contracts

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

Withdrawals -- Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. ULA believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not ULA would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, ULA reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                   Withdrawals

You can have access to the money in your Contract:

(1)  by making a withdrawal (either a partial or a total withdrawal);

(2)  by receiving Annuity Payments; or,

(3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal, you will receive the value of the Contract on the day you made the withdrawal:

*    less any applicable contingent deferred sales charge,

*    less any premium tax, and

*    less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.) A withdrawal from the Interest Adjustment Account may be subject to an adjustment.

Partial Withdrawals

* Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program, see below).

* Unless you tell us otherwise, partial withdrawals will be made pro-rata from the Portfolios.

* ULA requires that after you make a partial withdrawal the value of your Contract must be at least $2,000 and the value of any Account must be at least $500.

* A partial withdrawal from the Fixed Account or the Interest Adjustment Account is made first from the one year Fixed Account Guarantee Period and then next from the Guarantee Period of the shortest remaining duration and then from the Guarantee Period with the earliest effective date where the Guarantee Periods are of the same duration.

* A partial withdrawal is taken first from the value of the Contract for which the free withdrawal provision applies and then from the value for which there is no waiver.

Income taxes, tax penalties and certain restrictions may apply to any Withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see -- Taxes and the discussion in the SAI.

Systematic Withdrawal Program

If the value of your Contract is at least $12,000, ULA offers a Program which provides automatic periodic payments to you each year. Systematic withdrawals can be made at any time, including during the first year. You can instruct us how much you want to withdraw under the Program as long as each payment is at least $100. You may terminate systematic withdrawals by giving us thirty (30) days prior written notice. We do not currently charge for systematic withdrawals but reserve the right to charge for them in the future. The contingent deferred sales charge may apply to systematic withdrawals (see "Expenses"). Systematic withdrawals are available for Qualified and Non-Qualified Contracts.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

ULA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or ULA cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

ULA has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account or the Interest Adjustment Account for the period permitted by law but not for more than six months.

                                  Death Benefit

Upon Your Death

If you die during the Accumulation Phase, ULA will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Income Phase. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.

Death Benefit

You can select Death Benefit Option 1 (Enhanced Death Benefit Rider) or Death Benefit Option 2 (Standard Death Benefit). If you bought your Contract before May 1, 1998, your Contract had Death Benefit Option 1 (Enhanced Death Benefit Rider). On your next Contract anniversary after May 1, 1998, you were given a chance to make a one time only election to choose Death Benefit Option 2 (Standard Death Benefit). In certain states, only Death Benefit Option 1 is available under approved by the Insurance Department in your state (check with your registered representative regarding availability.)

Death Benefit Option 1 (Enhanced Death Benefit Rider)

If you select Death Benefit Option 1, the death benefit will be the value of your Contract in the Fixed Account and the Interest Adjustment Account plus the greatest of:

(a) the value of your Contract invested in the Portfolios as of the date ULA receives proof of death and an election for the method of payment; or

(b) the Purchase Payments you have made which are invested in the Portfolios, less any money taken out and transfers from the Portfolios (and related contingent deferred sales charges and transfer fees) (referred to as "net purchase payments"), increased by 6% per year up to the first Contract anniversary after your 75th birthday (up to a maximum of two times the net purchase payment); or

(c) the highest reset value up to the date of death. The reset value is the value of your Contract invested in the Portfolios on each 10th Contract anniversary prior to your 85th birthday, plus Purchase Payments you have made after such Contract anniversary and invested in the Portfolios, less any money taken out and transfers from the Portfolios after such anniversary and any related contingent deferred sales charges and transfer fees.

Death Benefit Option 2 (Standard Death Benefit)

If you select Death Benefit Option 2, the death benefit will be the greater of:

(a) the Purchase Payments you have made, less any money you have taken out and related contingent deferred sales charges; or

(b) the value of your Contract on the date we receive both proof of death and an election for the payment method.

A Beneficiary may request that the death benefit be paid in one of the following ways:

(1)  lump sum payment of the death benefit;

(2)  payment of the entire death benefit within 5 years of the date of death; or

(3)  payment of the death benefit under an Annuity Option.

The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. Any portion of the death benefit not applied under (3) above within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Beneficiary is the spouse of the Owner, he/she can choose to continue the Contract in his/her own name at the then current value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, we will make the payment within seven days.

If you (or any Joint Owner) die on or after the Income Date and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Income Phase, the Beneficiary becomes the Owner.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (e.g., a corporation), then the death or change of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Owner at least as rapidly as they were being paid at the Annuitant's death.

                                Other Information

ULA

United Life & Annuity Insurance Company (ULA) is a stock life insurance company organized in 1955. ULA was originally domiciled in Louisiana. On December 18, 1998, ULA was re-domesticated to Texas. ULA is authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. On July 24, 1996, Pacific Life and Accident Insurance Company (PLAIC) acquired one hundred percent ownership of ULA. PLAIC is a wholly-owned subsidiary of PennCorp Financial Group, Inc.

On February 21, 1999, PLAIC signed a definitive agreement to sell ULA and its wholly-owned subsidiary, United Variable Services, Inc. to ING America Insurance Holdings Inc. ("ING"). ING's ultimate parent is ING Group, headquartered in the Netherlands. ING Group is one of the largest financial services organizations in the world. The sale of ULA to ING was completed on April 30, 1999.

Year 2000 Matters

ULA has initiated comprehensive reviews and plans to determine the readiness of its computer systems. These plans include a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to remedy the "non-compliance" or cease using the particular system or software.

These plans specifically provide for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. ULA has identified and made available what it believes are the appropriate resources, hardware, personnel and funds to ensure Year 2000 compliance. It is anticipated that all compliance issues will be resolved on or before December 31, 1999.

ULA will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success.

The Separate Account

ULA established a separate account, United Life & Annuity Separate Account One (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 1997, the Separate Account was known as United Companies Separate Account One. Our Board of Directors adopted a resolution to establish the Separate Account under Louisiana insurance law on November 2, 1994. ULA has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts. Each sub-account invests in a portfolio.

The assets of the Separate Account are held in ULA's name on behalf of the Separate Account and legally belong to ULA. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Distribution

United  Variable  Services,  Inc.  (UVS),  851 S.W.  Sixth  Avenue,  Suite  850,
Portland, OR 97204, acts as the distributor of the Contracts. UVS is a wholly-owned subsidiary of ULA. Commissions will be paid to broker-dealers who sell the Contracts.

Financial Statements

The financial statements of ULA and the Separate Account have been included in the Statement of Additional Information.

                   Appendix - Condensed Financial Information

Accumulation Unit Values

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes thereto which appear in the Statement of Additional Information. Chart 1 reflects Contracts with Death Benefit Option 1. Chart 2 reflects Contracts with Death Benefit Option 2.

Chart 1:
                                                                                                   Period from        Period from
                                                                                                   Commencement       Commencement
                                                        Date of                                  of Operations or   of Operations or
                                                      Commencement    Year Ended   Year Ended     for Year Ended     for Year Ended
                                                      of Operations    12-31-98     12-31-97         12-31-96           12-31-95
                                                      -------------    --------     --------         --------           --------
Alger American Growth Sub-Account
 Unit value at beginning of period                      12/15/95       $13.86        $11.21          $  10.05            $ 10.00
  Unit value at end of period                                          $20.18        $13.86          $  11.21            $ 10.05
  Number of units outstanding at end of period                        871,098       468,836           223,099              6,521
Dreyfus Stock Index Sub-Account
  Unit value at beginning of period                     12/15/95       $16.00        $12.24          $  10.15            $ 10.00
  Unit value at end of period                                          $20.17        $16.00          $  12.24            $ 10.15
  Number of units outstanding at end of period                      1,057,803       452,144           161,011              4,041
Dreyfus Growth and Income Sub-Account
  Unit value at beginning of period                       1/2/96       $14.22        $12.44          $  10.48               N/A
  Unit value at end of period                                          $15.63        $14.22          $  12.44
  Number of units outstanding at end of period                        605,589       302,332           109,336
Federated Fund for U.S. Government Securities II  Sub-Account
  Unit value at beginning of period                       1/2/96      $11.09
  Unit value at end of period                                         $11.74
  Number of units outstanding at end of period                       237,976
Federated High Income Bond Fund II Sub-Account
  Unit value at beginning of period                     12/15/95      $12.79         $11.42          $  10.16            $ 10.00
  Unit value at end of period                                         $12.91         $12.79          $  11.42            $ 10.16
  Number of units outstanding at end of period                       520,480        251,706           163,448                456
Federated Utility Fund II Sub-Account
  Unit value at beginning of period                      2/21/96      $ 14.0         $11.30          $  10.30               N/A
  Unit value at end of period                                         $15.77         $14.07          $  11.30
  Number of units outstanding at end of period                       193,281        101,704            37,035
Federated American Leaders Fund II Sub-Account
  Unit value at beginning of period                       6/1/98      $ 8.76          N/A                N/A                N/A
  Unit value at end of period                                         $10.13
  Number of units outstanding at end of period                        95,071
Federated Prime Money Fund II Sub-Account
  Unit value at beginning of period                      8/31/98      $ 9.84          N/A                N/A                N/A
  Unit value at end of period                                         $10.20
  Number of units outstanding at end of period                       329,821
MFS Emerging Growth Sub-Account
  Unit value at beginning of period.                    12/15/95      $14.06         $11.73          $  10.19            $ 10.00
  Unit value at end of period                                         $18.56         $14.06          $  11.73            $ 10.19
  Number of units outstanding at end of period                     1,098,386        570,885           199,515                100
MFS Total Return Sub-Account
  Unit value at beginning of period                     12/15/95      $13.75         $11.52          $  10.25            $ 10.00
  Unit value at end of period                                         $15.19         $13.75          $  11.52            $ 10.25
  Number of units outstanding at end of period                       952,508        456,676           121,925              2,346
MFS Growth With Income Sub-Account
  Unit value at beginning of period                       6/3/98      $ 8.78          N/A                N/A                N/A
  Unit Value at end of period                                         $10.57
  Number of units outstanding at end of period                       976,562
MFS Research Sub-Account
  Unit value at beginning of period                       6/2/98      $ 8.81          N/A                N/A                N/A
  Unit value at end of period                                         $10.45
  Number of units outstanding at end of period                       127,109
MFS Utilities Sub-Account
  Unit value at beginning of period                       6/2/98      $ 9.06          N/A                N/A                N/A
  Unit value at end of period                                         $10.51
  Number of units outstanding at end of period                        83,695
Scudder International, Class A Sub-Account
  Unit value at beginning of period                     12/15/95      $12.24        $11.42           $  10.11           $ 10.00
  Unit value at end of period                                         $14.27        $12.24           $  11.42           $ 10.11
  Number of units outstanding at end of period                       422,522       259,395            101,078                 6
Scudder Money Market Sub-Account
  Unit value at beginning of period                     11/28/95      $10.73        $10.37           $  10.04           $ 10.00
  Unit value at end of period                                         $11.10        $10.73           $  10.37           $ 10.04
  Number of units outstanding at end of period                       606,111       417,429            210,903             7,407
Van Eck Worldwide Hard Assets Sub-Account
  Unit value at beginning of period                       1/2/96      $11.38        $11.77           $  10.14               N/A
  Unit value at end of period                                         $ 7.73        $11.38           $  11.77
  Number of units outstanding at end of period                        24,187        23,835              7,122
AIM V.I. Capital Appreciation Sub-Account
  Unit value at beginning of period                       6/1/98        8.84          N/A                N/A                N/A
  Unit value at end of period                                         $10.38
  Number of units outstanding at end of period                       196,604
AIM V.I. Diversified Income Sub-Account
  Unit value at beginning of period.                      6/3/98      $ 9.72          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.90
  Number of units outstanding at end of period                        51,420
AIM V.I. Growth Sub-Account
  Unit value at beginning of period                       6/2/98      $ 8.72          N/A                N/A                N/A
  Unit value at end of period                                         $11.50
  Number of units outstanding at end of period                       102,814
AIM V.I. Growth And Income Sub-Account
  Unit value at beginning of period                       6/2/98      $ 8.99          N/A                N/A                N/A
  Unit value at end of period                                         $11.29
  Number of units outstanding at end of period                       122,167
AIM V.I. International Equity Sub-Account
  Unit value at beginning of period                      6/16/98      $ 8.66          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.84
  Number of units outstanding at end of period                       114,030
Morgan Stanley Dean Witter Emerging Markets Debt Sub-Account
  Unit value at beginning of period                      9/18/98      $ 9.59          N/A                N/A                N/A
  Unit value at end of period                                         $ 6.75
  Number of units outstanding at end of period                        10,208
Morgan Stanley Dean Witter Equity Growth Sub-Account
  Unit value at beginning of period                       6/2/98      $ 8.83          N/A                N/A                N/A
  Unit value at end of period                                         $10.34
  Number of units outstanding at end of period                        40,838
Morgan Stanley Dean Witter Global Equity Sub-Account
  Unit value at beginning of period                      6/15/98      $ 8.82          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.82
  Number of units outstanding at end of period                       121,267
Morgan Stanley Dean Witter High-Yield Sub-Account
  Unit value at beginning of period                      6/16/98      $ 9.65          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.95
  Number of units outstanding at end of period                       138,827
Morgan Stanley Dean Witter Value Sub-Account
  Unit value at beginning of period                       6/1/98      $ 9.19          N/A                N/A                N/A
  Unit value at end of period                                         $ 8.85
  Number of units outstanding at end of period                        64,497
AMT Guardian Sub-Account
  Unit value at beginning of period                       6/2/98      $ 7.21          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.34
  Number of units outstanding at end of period                        41,940
AMT Limited Maturity Bond Sub-Account
  Unit value at beginning of period                       9/4/98      $ 9.88          N/A                N/A                N/A
  Unit value at end of period                                         $10.14
  Number of units outstanding at end of period                         2,059
AMT Mid-Cap Growth Sub-Account
  Unit value at beginning of period                       6/2/98      $ 8.26          N/A                N/A                N/A
  Unit value at end of period                                         $11.32
  Number of units outstanding at end of period                        33,595
AMT Partners Sub-Account
  Unit value at beginning of period                       6/1/98      $ 9.09          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.31
  Number of units outstanding at end of period                        35,832
Warburg Pincus Fixed Income Sub-Account
  Unit value at beginning of period                       8/6/98      $ 9.88          N/A                N/A                N/A
  Unit value at end of period                                         $10.50
  Number of units outstanding at end of period                       207,482
Warburg Pincus International Equity Sub-Account
  Unit value at beginning of period                      6/15/98      $ 8.60          N/A                N/A                N/A
  Unit value at end of period                                         $ 8.91
  Number of units outstanding at end of period                         8,207
Warburg Pincus Post-Venture Capital Sub-Account
  Unit value at beginning of period                      6/22/98      $ 8.61          N/A                N/A                N/A
  Unit value at end of period                                         $ 9.02
  Number of units outstanding at end of period                         6,957


Chart 2:
                                                                      For Year Ended
                                                                         12-31-98
                                                                         --------
Alger American Growth Sub-Account
 Unit value at beginning of period....................  12/15/95          $ 8.55
  Unit value at end of period.........................                    $12.49
  Number of units outstanding at end of period                           871,098
Dreyfus Stock Index Sub-Account
  Unit value at beginning of period...................  12/15/95          $ 8.74
  Unit value at end of period.........................                    $11.05
  Number of units outstanding at end of period                         1,057,803
Dreyfus Growth and Income Sub-Account
  Unit value at beginning of period...................    1/2/96          $ 8.94
  Unit value at end of period.........................                    $ 9.90
  Number of units outstanding at end of period                           605,589
Federated Fund For U.S. Government Securities II Sub-Account
  Unit value at beginning of period...................    1/2/96          $ 9.84
  Unit value at end of period.........................                    $10.45
  Number of units outstanding at end of period                           237,976
Federated High Income Bond Fund II Sub-Account
  Unit value at beginning of period...................  12/15/95          $ 9.69
  Unit value at end of period.........................                    $ 9.82
  Number of units outstanding at end of period                           520,480
Federated Utility Fund II Sub-Account
  Unit value at beginning of period...................   2/21/96          $ 9.69
  Unit value at end of period.........................                    $10.89
  Number of units outstanding at end of period                           193,281
Federated American Leaders Fund II Sub-Account
  Unit value at beginning of period...................   7/15/98          $ 8.76
  Unit value at end of period.........................                    $10.15
  Number of units outstanding at end of period                            95,071
Federated Prime Money Fund II Sub-Account
  Unit value at beginning of period...................   8/17/98          $ 9.84
  Unit value at end of period.........................                    $10.22
  Number of units outstanding at end of period                           329,821
MFS Emerging Growth Sub-Account
  Unit value at beginning of period...................  12/15/95          $ 8.43
  Unit value at end of period.........................                    $11.15
  Number of units outstanding at end of period                         1,098,386
MFS Total Return Sub-Account
  Unit value at beginning of period...................  12/15/95          $ 9.34
  Unit value at end of period.........................                    $10.35
  Number of units outstanding at end of period                           952,508
MFS Growth with Income Sub-Account
  Unit value at beginning of period...................   8/14/98          $ 8.78
  Unit value at end of period.........................                    $10.59
  Number of units outstanding at end of period                            92,389
MFS Research Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 8.80
  Unit value at end of period.........................                    $10.47
  Number of units outstanding at end of period                           127,109
MFS Utilities Sub-Account
  Unit value at beginning of period...................   7/20/98          $ 9.05
  Unit value at end of period.........................                    $10.53
  Number of units outstanding at end of period                            83,695
Scudder International, Class A Sub-Account
  Unit value at beginning of period...................  12/15/95          $ 8.62
  Unit value at end of period.........................                    $10.07
  Number of units outstanding at end of period                           422,522
Scudder Money Market Sub-Account
  Unit value at beginning of period...................  11/28/95          $ 9.88
  Unit value at end of period.........................                    $10.24
  Number of units outstanding at end of period                           606,111
Van Eck Worldwide Hard Assets Sub-Account
  Unit value at beginning of period...................    1/2/96          $10.07
  Unit value at end of period.........................                    $ 6.85
  Number of units outstanding at end of period                            24,187
AIM V.I. Capital Appreciation Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 8.84
  Unit value at end of period.........................                    $10.40
  Number of units outstanding at end of period                           196,604
AIM V.I. Diversified Income Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 9.71
  Unit value at end of period.........................                    $ 9.92
  Number of units outstanding at end of period                            51,420
AIM V.I. Growth Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 8.71
  Unit value at end of period.........................                    $11.53
  Number of units outstanding at end of period                           102,814
AIM V.I. Growth And Income Sub-Account
  Unit value at beginning of period...................   7/15/98          $ 8.98
  Unit value at end of period.........................                    $11.31
  Number of units outstanding at end of period                           122,167
AIM V.I. International Equity Sub-Account
  Unit value at beginning of period...................   8/13/98          $ 8.65
  Unit value at end of period.........................                    $ 9.85
  Number of units outstanding at end of period                           114,030
Morgan Stanley Dean Witter Emerging Markets Debt Sub-Account
  Unit value at beginning of period...................   7/17/98          $ 9.58
  Unit value at end of period.........................                    $ 6.77
  Number of units outstanding at end of period                            10,208
Morgan Stanley Dean Witter Equity Growth Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 8.83
  Unit value at end of period.........................                    $10.36
  Number of units outstanding at end of period                            40,838
Morgan Stanley Dean Witter Global Equity Sub-Account
  Unit value at beginning of period...................    7/6/98          $ 8.81
  Unit value at end of period.........................                    $ 9.84
  Number of units outstanding at end of period                           121,267
Morgan Stanley Dean Witter High-Yield Sub-Account
  Unit value at beginning of period...................   7/15/98          $ 9.65
  Unit value at end of period.........................                    $ 9.97
  Number of units outstanding at end of period                           138,827
Morgan Stanley Dean Witter Value Sub-Account
  Unit value at beginning of period...................   7/29/98          $ 9.18
  Unit value at end of period.........................                    $ 8.87
  Number of units outstanding at end of period                            64,497
AMT Guardian Sub-Account
  Unit value at beginning of period...................   7/20/98          $ 7.20
  Unit value at end of period.........................                    $ 9.36
  Number of units outstanding at end of period                            41,940
AMT Limited Maturity Bond Sub-Account
  Unit value at beginning of period...................   10/5/98          $ 9.87
  Unit value at end of period.........................                    $10.16
  Number of units outstanding at end of period                             2,056
AMT Mid-Cap Growth Sub-Account
  Unit value at beginning of period...................   7/20/98          $ 8.26
  Unit value at end of period.........................                    $11.34
  Number of units outstanding at end of period                            33,595
AMT Partners Sub-Account
  Unit value at beginning of period...................   7/10/98          $ 9.08
  Unit value at end of period.........................                    $ 9.33
  Number of units outstanding at end of period                            35,832
Warburg Pincus Fixed Income Sub-Account
  Unit value at beginning of period...................   7/17/98          $ 9.87
  Unit value at end of period.........................                    $10.52
  Number of units outstanding at end of period                           207,482
Warburg Pincus International Equity Sub-Account
  Unit value at beginning of period...................    9/1/98          $ 8.60
  Unit value at end of period.........................                    $ 8.93
  Number of units outstanding at end of period                             8,207
Warburg Pincus Post-Venture Capital Sub-Account
  Unit value at beginning of period...................    7/7/98          $ 8.61
  Unit value at end of period.........................                    $ 9.04
  Number of units outstanding at end of period                             6,957


          Table of Contents of the Statement of Additional Information

Company
Independent Auditors
Legal Opinions
Distributor
Reduction or Elimination of the Contingent Deferred Sales Charge
Yield Calculation for Money Market Portfolio
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

Please send me, at no charge, the Statement of Additional information dated April 30, 1999 for the Fixed and Variable Annuity Contract issued by United Life & Annuity Insurance Company for (please check the one that applies to your prospectus):

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            United Life & Annuity Insurance Company
            Variable Annuity Service Center
            851 SW Sixth Avenue, Suite 850
            Portland, OR 97204-1337



This  prospectus is not an offering of the  securities in any state, country, or
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